Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 351,324	$ 34,407	$ 400,807	$ 34,407	$ 72,155	$ 0
Cost of revenue	185,902	9,955	200,006	9,955	74,996	0
Gross profit (loss)	165,422	24,452	200,801	24,452	(2,841)	0
Selling, general and administrative	824,506	192,913	1,688,792	352,092	721,847	91,983
Research and development	177,874	0	449,809	0	50,050	0
Expenses incurred on terminated acquisition	355	58,362	169,904	167,220
Total operating expense	1,002,025	251,275	2,308,505	519,312	771,897	91,983
Loss from operations	(836,603)	(226,823)	(2,107,704)	(494,860)
Loss before other income (expense)					(774,738)	(91,983)
Expenses incurred on proposed acquisition					(270,577)	0
Interest expense					(853,175)	(945,238)
Gain on expiration of accrued tax liability					2,264,340	0
Gain (loss) on foreign exchange	16,583	0	12,171	0
Total other income (expense)					1,140,588	(945,238)
Profit loss	(1,039,503)	1,803,319	(1,471,774)	1,110,914
Income taxes	0	0	0	0	0	0
Net income (loss) attributable to noncontrolling interests	(11,064)	0	(11,064)	0
Net income (loss) attributable to Dalrada Financial Corporation stockholders	(1,039,503)	1,803,319	(1,460,710)	1,110,914	$ 365,850	$ (1,037,221)
Foreign currency translation	59	0	2,159	0
Comprehensive income (loss)	$ (1,039,444)	$ 1,803,319	$ (1,469,615)	$ 1,110,914
Net income (loss) per share, basic	$ (0.02)	$ 0.04	$ (0.03)	$ 0.02	$ 0.01	$ (0.02)
Net income (loss) per share, diluted	$ (0.02)	$ 0.02	$ (0.03)	$ 0.01	$ 0.00	$ (0.02)
Weighted average common shares outstanding, basic	60,737,965	47,281,128	55,897,598	47,281,128	47,429,073	47,281,128
Weighted average common shares outstanding, diluted	60,737,965	98,604,657	55,897,598	96,678,938	102,576,132	47,281,128